Securities (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Fair Value Measurement
(Canadian $ in millions, except as noted)	Term to maturity					2018
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	4,103	2,195	2,038	1,077	907	10,320
Canadian provincial and municipal governments	1,293	2,029	1,235	1,355	2,790	8,702
U.S. federal government	2,684	2,835	1,260	1,895	843	9,517
U.S. states, municipalities and agencies	756	135	29	114	182	1,216
Other governments	485	557	330	40	–	1,412
NHA MBS, U.S. agency MBS and CMO (1)	382	497	477	346	7,482	9,184
Corporate debt	2,635	1,821	1,295	1,413	2,034	9,198
Loans	14	82	55	48	–	199
Corporate equity	–	–	–	–	49,949	49,949
Total trading securities	12,352	10,151	6,719	6,288	64,187	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	328	–	4	2	97	431
Canadian provincial and municipal governments	–	23	5	22	896	946
U.S. federal government	69	–	–	–	–	69
NHA MBS, U.S. agency MBS and CMO (1)	–	3	4	–	–	7
Corporate debt	616	56	125	692	5,331	6,820
Corporate equity	–	–	–	–	3,338	3,338
Total FVTPL securities	1,013	82	138	716	9,662	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	6,600	4,036	1,711	537	–	12,884
Fair value	6,592	4,006	1,688	519	–	12,805
Yield (%)	1.52	1.58	2.09	2.14	–	1.64
Canadian provincial and municipal governments
Amortized cost	3,200	1,229	1,742	713	12	6,896
Fair value	3,204	1,227	1,726	693	12	6,862
Yield (%)	1.36	1.81	2.67	2.59	3.58	1.90
U.S. federal government
Amortized cost	462	1,604	7,116	8,221	–	17,403
Fair value	454	1,595	6,858	7,916	–	16,823
Yield (%)	2.39	2.61	1.98	2.35	–	2.22
U.S. states, municipalities and agencies
Amortized cost	356	684	542	1,177	935	3,694
Fair value	355	678	540	1,158	924	3,655
Yield (%)	1.69	2.07	2.59	2.59	2.66	2.42
Other governments
Amortized cost	1,193	1,187	2,135	303	–	4,818
Fair value	1,192	1,183	2,113	302	–	4,790
Yield (%)	1.82	2.21	2.74	2.87	–	2.39
NHA MBS (1)
Amortized cost	306	62	2,014	–	–	2,382
Fair value	310	62	1,998	–	–	2,370
Yield (%)	1.95	1.32	2.00	–	–	1.98
U.S. agency MBS and CMO (1)
Amortized cost	–	13	109	1,819	9,870	11,811
Fair value	–	13	106	1,761	9,437	11,317
Yield (%)	–	2.31	2.50	2.51	2.29	2.33
Corporate debt
Amortized cost	672	1,992	569	509	41	3,783
Fair value	671	1,980	566	498	41	3,756
Yield (%)	1.45	2.86	2.87	3.24	4.02	2.67
Corporate equity
Amortized cost	–	–	–	–	62	62
Fair value	–	–	–	–	62	62
Yield (%)	–	–	–	–	–	–
Total cost or amortized cost	12,789	10,807	15,938	13,279	10,920	63,733
Total fair value	12,778	10,744	15,595	12,847	10,476	62,440
Yield (%)	1.55	2.09	2.23	2.44	2.32	2.13
Amortized Cost Securities
Issued or guaranteed by:
Canadian provincial and municipal governments
Amortized cost	230	280	143	179	–	832
Fair value	230	282	145	184	–	841
Other governments
Amortized cost	–	3	7	–	–	10
Fair value	–	3	7	–	–	10
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	171	452	–	1,884	3,045	5,552
Fair value	171	454	–	1,808	2,913	5,346
Corporate debt
Amortized cost	1	10	10	5	65	91
Fair value	1	10	10	5	65	91
Total cost or amortized cost	402	745	160	2,068	3,110	6,485
Total fair value	402	749	162	1,997	2,978	6,288
Other Securities
Carrying value	–	–	–	–	702	702
Total carrying value or amortized cost of securities	26,556	21,785	22,955	22,351	88,581	182,228
Total value of securities	26,545	21,722	22,612	21,919	88,137	180,935
Total by Currency (in Canadian $ equivalent)
Canadian dollar	18,091	12,284	9,782	5,475	37,135	82,767
U.S. dollar	7,799	9,423	12,718	16,404	49,922	96,266
Other currencies	655	15	112	40	1,080	1,902
Total securities	26,545	21,722	22,612	21,919	88,137	180,935

Classified under IAS 39

(Canadian $ in millions, except as noted)	Term to maturity					2017
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	4,862	1,527	2,021	1,313	1,104	10,827
Canadian provincial and municipal governments	812	1,343	714	1,991	2,467	7,327
U.S. federal government	1,332	1,758	2,000	1,906	2,477	9,473
U.S. states, municipalities and agencies	642	222	86	100	1,081	2,131
Other governments	85	438	266	34	–	823
NHA MBS, U.S. agency MBS and CMO (1)	147	571	203	8	2	931
Corporate debt	1,298	1,375	795	1,281	7,014	11,763
Loans	–	28	7	118	–	153
Corporate equity	–	–	–	–	55,641	55,641
Total trading securities	9,178	7,262	6,092	6,751	69,786	99,069
Available-for-Sale Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	5,585	1,764	1,266	597	–	9,212
Fair value	5,578	1,749	1,262	591	–	9,180
Yield (%)	0.66	1.48	1.46	1.57	–	0.99
Canadian provincial and municipal governments
Amortized cost	1,157	265	1,293	860	38	3,613
Fair value	1,156	266	1,310	855	40	3,627
Yield (%)	0.85	1.45	2.24	2.32	3.27	1.77
U.S. federal government
Amortized cost	15	–	3,128	11,338	–	14,481
Fair value	17	–	3,115	11,137	–	14,269
Yield (%)	0.88	–	1.81	1.80	–	1.80
U.S. states, municipalities and agencies
Amortized cost	370	563	463	1,329	1,333	4,058
Fair value	370	566	467	1,357	1,336	4,096
Yield (%)	1.63	1.78	2.26	2.40	1.71	2.00
Other governments
Amortized cost	1,592	1,231	725	19	–	3,567
Fair value	1,593	1,225	722	18	–	3,558
Yield (%)	1.44	1.34	1.52	2.72	–	1.43
NHA MBS (1)
Amortized cost	255	1,143	1,059	–	–	2,457
Fair value	262	1,141	1,052	–	–	2,455
Yield (%)	2.05	1.83	1.56	–	–	1.74
U.S. agency MBS and CMO – U.S. (1)
Amortized cost	1	20	62	658	10,161	10,902
Fair value	1	19	62	659	10,020	10,761
Yield (%)	1.83	3.12	2.25	2.31	1.97	1.99
Corporate debt
Amortized cost	995	2,082	737	607	93	4,514
Fair value	997	2,080	734	619	95	4,525
Yield (%)	0.75	2.08	2.48	3.08	3.64	2.02
Corporate equity
Amortized cost	–	–	–	–	1,499	1,499
Fair value	–	–	–	–	1,604	1,604
Yield (%)	–	–	–	–	2.37	2.37
Total cost or amortized cost	9,970	7,068	8,733	15,408	13,124	54,303
Total fair value	9,974	7,046	8,724	15,236	13,095	54,075
Yield (%)	0.89	1.72	1.85	1.95	2.00	1.72
Held-to-Maturity Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	1,855	–	–	–	–	1,855
Fair value	1,857	–	–	–	–	1,857
Canadian provincial and municipal governments
Amortized cost	735	510	–	322	–	1,567
Fair value	737	512	–	341	–	1,590
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	191	485	364	999	3,633	5,672
Fair value	191	486	366	997	3,609	5,649
Total cost or amortized cost	2,781	995	364	1,321	3,633	9,094
Total fair value	2,785	998	366	1,338	3,609	9,096
Other Securities
Carrying value	7	21	13	38	881	960
Total carrying value or amortized cost of securities	21,936	15,346	15,202	23,518	87,424	163,426
Total value of securities	21,940	15,324	15,193	23,346	87,395	163,198
Total by Currency (in Canadian $ equivalent)
Canadian dollar	16,959	8,546	7,222	6,235	41,261	80,223
U.S. dollar	3,948	6,662	7,916	17,087	44,384	79,997
Other currencies	1,033	116	55	24	1,750	2,978
Total securities	21,940	15,324	15,193	23,346	87,395	163,198

(1)

These amounts are supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

Yields in the tables above are calculated using the cost of the security and the contractual interest rate associated with each security, adjusted for any amortization of premiums and discounts. Tax effects are not taken into consideration. The term to maturity included in the table above is based on the contractual maturity date of the security. Actual maturities could differ, as issuers may have the right to call or prepay obligations. Equity securities with no maturity date are included in the over 10 years category.

Schedule of Unrealized Gains and Losses on Available-for-Sale Securities

Unrealized Gains and Losses

The following table summarizes the unrealized gains and losses on FVOCI securities as at October 31, 2018 under IFRS 9 and the unrealized gains and losses on available-for-sale securities as at October 31, 2017 under IAS 39.

(Canadian $ in millions)				2018				2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	12,884	1	80	12,805	9,212	6	38	9,180
Canadian provincial and municipal governments	6,896	8	42	6,862	3,613	29	15	3,627
U.S. federal government	17,403	4	584	16,823	14,481	12	224	14,269
U.S. states, municipalities and agencies	3,694	16	55	3,655	4,058	43	5	4,096
Other governments	4,818	2	30	4,790	3,567	3	12	3,558
NHA MBS	2,382	6	18	2,370	2,457	9	11	2,455
U.S. agency MBS and CMO	11,811	2	496	11,317	10,902	6	147	10,761
Corporate debt	3,783	6	33	3,756	4,514	23	12	4,525
Corporate equity	62	–	–	62	1,499	121	16	1,604
Total	63,733	45	1,338	62,440	54,303	252	480	54,075

Summary of Interest, Dividend and Fee Income

Interest, dividend and fee income has been included in our consolidated financial statements as follows, excluding other securities and trading securities. Related income for trading securities is included in Note 17 Trading-Related Revenue.

(Canadian $ in millions)	2018	2017	2016
FVTPL	16	na	na
FVOCI	1,118	na	na
Amortized cost	172	na	na
Available-for-sale securities	na	662	509
Held-to-maturity securities	na	150	143
Total	1,306	812	652

na – not applicable due to IFRS 9 adoption.

Summary of Non Interest Revenue

Net gains and losses from securities, excluding net realized and unrealized gains on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2018	2017	2016
Non-Interest Revenue
FVTPL securities	106	na	na
FVOCI securities (1)
Gross realized gains	363	228	59
Gross realized (losses)	(216)	(99)	(16)
Unrealized gains on investments reclassified from available-for-sale to other	na	–	7
Other securities, net realized and unrealized gains	–	49	51
Impairment write-downs	(14)	(7)	(17)
Securities gains, other than trading (2)	239	171	84

(1)	Realized gains (losses) are net of unrealized gains (losses) on related hedge contracts. Fiscal 2017 and prior years represent available-for-sale securities (Note 1).
(2)

The following amounts of income related to our insurance operations were included in non-interest revenue, insurance revenue, in our Consolidated Statement of Income: Interest, dividend and fee income of $354 million for the year ended October 31, 2018 ($325 million in 2017); and securities gains, other than trading, of $1 million for the year ended October 31, 2018 ($nil in 2017).

Unrealized gains and losses on trading securities are included in trading-related revenue in Note 17.

na – not applicable due to IFRS 9 adoption.